Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 0	$ 0	$ 0
Total Current assets		50
Notes receivable	50
Total assets	50	50
LIABILITIES AND STOCKHOLDERS' DEFICIT
Bank overdraft			3
Accounts payable	105,843	118,515	24,290
Accrued liabilities	31,178
Note payable-related parties	154,653	154,653	120,214
Total Current Liabilities	291,674	273,169	144,507
Note payable-related parties	115,060
Total Liabilities	406,734	273,169	144,507
Shareholders' Deficit
Additional paid in capital	1,407	1,407	1,407
Discount on Common Stock	(1,387)	(1,387)	(1,387)
Common stock $0.0001 par value, 100,000,000 shares authorized, 13,872,000 issued and outstanding at December 31, 2016 and 2015, and 36,772,000 issued and outstanding at September 31, 2017	3,677	1,387	1,387
Accumulated deficit	(410,381)	(274,526)	(145,914)
Total Shareholders' deficit	(406,684)	(273,119)	(144,507)
Total Liabilities and Shareholders Deficit	$ 50	$ 50